Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Related Parties [Abstract]
Remuneration Of Key Management Personnel

	December 31, 2023	December 31, 2022	December 31, 2021
Fees	260,104	281,622	329,596
Total	260,104	281,622	329,596

Transactions And Balances With Key Management Personnel

	Balances as of		Results
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2021
Loans
Credit cards	37,505	65,429	20,541	13,939	6,552
Overdrafts	—	6	15	50	—
Mortgage loans	1,430	3,288	68,729	51,447	1,426
Deposits	88,640	119,835	26,352	1,149	2,146

Transactions And Balances With Parent Company Except Key Management Personnel

	Balances as of		Results
Parent	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2021
Cash and other demand deposits	10,922,469	2,136,505	—	—	—
Financial assets pledged as collateral (2)	—	176,508	—	—	—
Other financial assets (2)	113,600	1,640,794	—	—	—
Other liabilities	45,299,560	81,819,668	51,066,746	41,067,033	24,408,155
Derivatives (Liabilities) (1)	—	34,501	189,783	69,054	3,627,971

Off-balance sheet transaction

Securities in custody (3)	861,464,724	574,069,135	—	—	—
Derivative instruments (Notional amount)	—	6,019,082	—	—	—
Guarantees granted (4)	15,741,245	7,187,249	34,032	30,368	47,246
Guarantees received	19,902,455	8,484,843	—	—	—

(1)	The result of the Derivative Instruments (Asset) is disclosed in the Derivative Instruments (Liability) line.
(2)	These operations do not generate results.
(3)	These balances represent the shares in custody of Banco BBVA Argentina SA held by BBVA and BBV América.
(4)	These balances represent commercial guarantees granted.

Transactions And Balances With Associated Company Except Key Management Personnel

	Balances as of		Results
Subsidiaries (1) / Associates / Joint Ventures	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2021
Cash and other demand deposits	—	1,853	—	—	—
Loans and advances	27,549,523	45,444,864	35,920,259	27,958,586	24,270,775
Debt securities at fair value through profit or loss	—	—	—	—	10,547
Derivatives (Assets)	—	92,737	151,227	318,833	—
Other financial assets	438,171	1,331,883	—	—	—
Deposits	14,301,546	5,155,041	4,454,404	932,872	860,510
Other liabilities	1,324,162	72	3,922,886	149	24,912
Financing received	—	499,887	249,280	208,427	—
Fee and commission income	—	—	712,997	825	—
Other operating income (2)	—	—	1,127,598	867,315	429,026
Other administrative expenses	—	—	49,303	—	—

Off-balance sheet transaction

Interest rate swaps (notional amount)	—	4,671,087	—	—	—
Securities in custody	21,277,312	25,117,042	—	—	—
Guarantees received	—	2,245,950	—	—	—
Guarantees granted (3)	280,500	426,046	—	—	—

(1)	The transactions between BBVA and its subsidiaries detailed in the preceding table were eliminated for the purposes of consolidation in the Consolidated Financial Statements as of December 31, 2023.
(2)	Operating leases.
(3)	These balances represent commercial guarantees granted.
Transactions have been agreed upon on an arm’s length basis. All loans to related parties were classified as performing.